Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' DEFICIT
Preferred stock, par value	$ 0.001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	25,000,000	25,000,000	25,000,000
Preferred stock, Issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.0001	$ 0.0001
Common stock, Authorized	300,000,000	300,000,000	300,000,000
Common stock, Issued	196,900,000	196,900,000	196,900,000
Common stock, outstanding	196,900,000	196,900,000	196,900,000